Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Senior	SFr 148,542	SFr 168,601
Subordinated	23,627	22,955
Non-recourse liabilities from consolidated VIEs	863	1,759
Long-term debt	173,032	193,315
of which reported at fair value	63,628	72,868
Structured notes
Long-term debt
Long-term debt	51,465	59,544
Bank
Long-term debt
Senior	148,568	168,601
Subordinated	22,611	22,135
Non-recourse liabilities from consolidated VIEs	863	1,759
Long-term debt	172,042	192,495
of which reported at fair value	62,622	71,970
Bank | Structured notes
Long-term debt
Long-term debt	SFr 51,465	SFr 59,544